Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 413,494	¥ 439,206
Accrued pension and severance costs	103,652	106,161
Amortization including film costs	86,196	95,069
Warranty reserves and accrued expenses	108,515	104,410
Future insurance policy benefits	36,683	33,812
Inventory	19,716	15,792
Depreciation	34,638	43,353
Tax credit carryforwards	117,471	125,327
Reserve for doubtful accounts	9,136	8,534
Impairment of investments	12,278	14,146
Deferred revenue	19,081	14,478
Other	169,897	132,800
Gross deferred tax assets	1,130,757	1,133,088
Less: Valuation allowance	(723,114)	(899,835)
Total deferred tax assets	407,643	233,253
Deferred tax liabilities:
Insurance acquisition costs	(169,244)	(166,717)
Future insurance policy benefits	(181,052)	(167,058)
Unrealized gains on securities	(75,573)	(83,298)
Gain on equity securities	(33,082)
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(15,758)	(14,160)
Investment in M3	(37,007)	(35,802)
Other	(62,092)	(32,164)
Gross deferred tax liabilities	(736,578)	(586,344)
Net deferred tax liabilities	(328,935)	(353,091)
Pictures
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	(44,842)	¥ (63,196)
EMI Music Publishing
Deferred tax liabilities:
Intangible assets acquired through stock exchange offerings	¥ (93,979)